LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases
LEASES

NOTE 3 – LEASES:

a.	Omer office space

In December 2020, Odysight.ai entered into a lease agreement for office space in Omer, Israel (the “Original Space”), with the 36-month term for such agreement beginning on January 1, 2021. In March 2021, Odysight.ai entered into a lease agreement for additional office space in Omer, Israel (the “Additional Space”), with the term for such agreement ending December 31, 2023.

On June 25, 2023, Odysight.ai entered into an amendment to these agreements, pursuant to which the lease for the Additional Space will be shortened and end on June 30, 2023, and the lease for the original space will be extended for an additional five years until December 31, 2028. It was also agreed that Odysight.ai has an option to terminate the agreement for the Original Space after three years. Odysight.ai expects that the lease period for the Original Space will be three years.

Monthly lease payments under the agreement for the Original Space are approximately $7 thousand.

b.	Ramat Gan office space

In May 2023, Odysight.ai entered into a lease agreement for office space in Ramat Gan, Israel. The agreement is for 48 months beginning on July 1, 2023, and the Company has an option to extend the lease period for an additional two years. The Company does not currently expect to extend the lease period. Monthly lease payments under the agreement are approximately $25 thousand.

Odysight.ai subleases part of the office space in Ramat Gan to a third party for approximately $7 thousand per month.

c.	The Company leases vehicles under various operating lease agreements.

Supplemental cash flow information related to operating leases was as follows:

	Nine months ended September 30,		Three months ended September 30,
	2024	2023	2024	2023
	Unaudited
	USD in thousands

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	443	262	146	143

As of September 30, 2024, the Company’s operating leases had a weighted average remaining lease term of 0.78 years and a weighted average discount rate of 6% for vehicles and 12.8% for offices.

The maturities of lease liabilities under operating leases as of September 30, 2024, are as follows:

Operating leases
USD in thousands
Remainder of 2024	147
2025	552
2026	447
2027	157
Total future lease payments	1,303
Less imputed interest	(234)
Total lease liability balance	1,069

ODYSIGHT.AI INC. (Formerly known as ScoutCam Inc.)

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 11 - LEASES

a.	Omer office space

In December 2020, Odysight.ai entered into a lease agreement for office space in Omer, Israel (“original space”), with the 36-month term for such agreement beginning on January 1, 2021. In March 2021, Odysight.ai entered into a lease agreement for additional office space in Omer, Israel (“additional space”), with the term for such agreement is ending December 31, 2023.

On June 25, 2023, Odysight.ai entered into an amendment to these agreements, pursuant to which the lease for the additional space will be shortened and end on June 30, 2023 and the lease for the original space will be extended for an additional five years until December 31, 2028. It was also agreed that Odysight.ai has an option to terminate the agreement for the original space after three years. Odysight.ai expect that the lease period will be three years.

Monthly lease payments under the agreement for the original space are approximately $7 thousand.

b.	Ramat Gan office space

In December 2022, Odysight.ai entered into a lease agreement for office space in Ramat Gan, Israel. The agreement is for 12 months beginning on December 14, 2022 and the Company has an option to extend the lease period for an additional one year. Monthly lease payments under the agreement are $3 thousand. The Company terminate the agreement after 12 months.

In May 2023, Odysight.ai entered into an additional lease agreement for office space in Ramat Gan, Israel. The agreement is for 48 months beginning on July 1, 2023 and the Company has an option to extend the lease period for an additional two years. The Company does not currently expect to extend the lease period. Monthly lease payments under the agreement are in the amount of approximately $25 thousand.

Odysight.ai subleases part of the additional office space in Ramat Gan to an unrelated third party for approximately $7 thousand per month.

In addition, the Company leases vehicles under various operating lease agreements.

 On December 31, 2023, the Group’s ROU assets and lease liabilities for operating leases totaled $1,380 thousand and $1,326 thousand, respectively.

 On December 31, 2022, the Group’s ROU assets and lease liabilities for operating leases totaled $307 thousand and $263 thousand, respectively.

Operating lease expenses were $403 thousand and $264 thousand for the years ended December 31, 2023 and 2022, respectively.

Supplemental cash flow information related to operating leases during the period presented was as follows:

	Year ended December 31,
	2023	2022
	USD in thousands
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	479	261

Lease term and discount rate related to operating leases as of the period presented were as follows:

	December 31,
	2023	2022
	USD in thousands
Weighted-average remaining lease term (in years)	0.89	0.84
Weighted-average discount rate- leases vehicles	6%	6%
Weighted-average discount rate- leases offices	12.8%	6%

The maturities of lease liabilities under operating leases as of December 31, 2023 are as follows:

USD in thousands
Remainder of fiscal year
2024	572
2025	528
2026	403
2027	156
Total undiscounted lease payments	1,659
Less: Imputed interest	(333)
Total lease liabilities	1,326